Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Investments [Abstract]
Schedule of other investments
	2025	2024
	US $ in millions
Non-current investments
Financial assets at fair value through other comprehensive income (*)	1,024.8	1,060.0
Financial assets at fair value through profit or loss (*)	21.7	13.2
Other	5.2	7.7
	1,051.7	1,080.9

Current investments
Bank deposits and other financial assets at amortized cost	179.0	150.9
Financial assets at fair value through other comprehensive income (*)	555.9	648.5
Other	0.2	1.0
	735.1	800.4

(*) See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.